10. Trade and other receivables (Details Narrative) - Trade receivables [member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Measured at fair value through profit and loss	$ 242	$ 357
Foreign market [member]
Disclosure of trade and other receivables [line items]
Description of supplementary provision	In 2020, the additions include a provision of US$ 62 on receivables in foreign currency, resulting from the 36% exchange rate devaluation in the first half of 2020, as well as the recording of a supplementary provision arising from the effects of the Covid-19 on the economy (US$ 32).